Note 2 - Securities (Detail) - Securities Held to Maturity with Unrealized Losses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Less Than 12 Months - Fair Value	$ 2,018	$ 664
Less Than 12 Months - Unrecognized Loss	(63)	(21)
12 Months or More - Fair Value	260	3,557
12 Months or More - Unrecognized Loss	(2)	(538)
Fair Value	2,278	4,221
Unrecognized Loss	(65)	(559)
US States and Political Subdivisions Debt Securities [Member]
Less Than 12 Months - Fair Value	2,018	664
Less Than 12 Months - Unrecognized Loss	(63)	(21)
12 Months or More - Fair Value	260	3,557
12 Months or More - Unrecognized Loss	(2)	(538)
Fair Value	2,278	4,221
Unrecognized Loss	$ (65)	$ (559)